Stock-based Compensation - Additional Information (Detail) - Rocket Lab USA, Inc. - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to issue under equity award plan	5,481,202	5,481,202
Shares available for grant	626,110	858,632
Options vesting period	4 years	4 years
Options vesting on first anniversary of date of grant, percentage	25.00%	25.00%
Unrecognized stock compensation expense	$ 2,661,000	$ 4,303
Options granted expected recognition period	4 years	4 years
Performance-based Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted expected to be recognized period	4 years	4 years
Unrecognized compensation expense	$ 39,146	$ 15,749
Shares granted to employees		657,239	761,430